Filed Pursuant to Rule 497(e)
1933 Act File No. 033-38074
1940 Act File No. 811-06260

QUAKER INVESTMENT TRUST

On behalf of the Quaker Impact Growth Fund and Quaker Small/Mid-Cap Impact Value Fund (the “Funds”), each a series of Quaker Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the amended and restated Prospectus dated February 1, 2019 for the Trust, which was filed pursuant to Rule 497(e) on February 1, 2019.  The purpose of this filing is to submit the 497(e) filing dated February 1, 2019 in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE